Note 4 - Debt Obligations - Schedule of Debt (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Convertible notes	$ 5,255,668	$ 5,250,668	$ 3,245,972
Convertible notes	280,000	560,000
Line of Credit, Current	$ 50,000	50,000
Long-term Debt		5,860,668	3,245,972
Convertible Notes Maturing on June 1, 2018 [Member]
Convertible notes		4,800,097	3,245,972
Convertible Notes Maturing on September 17, 2019 [Member]
Convertible notes		283,571
Convertible Notes Maturing on July 8, 2017 [Member]
Convertible notes		280,000
Convertible Notes Maturing on December 30, 2017 [Member]
Convertible notes		280,000
Convertible Notes Maturing on December 31, 2019 [Member]
Convertible notes		$ 167,000